RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF KEY MANAGEMENT PERSONNEL

The key management personnel, among others, include board members, CEO and CFO.

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2024	December 31, 2023
Share based payments	2,675	2,084
Short-term salary and fees	661	803
Revaluation of financial liabilities at fair value	344	1,204
Payments for legal services	337	287
Post-employment retirement benefits	98	98
Non-monetary benefits	41	49
Payment for Administrative services	-	34
Conversion of loan to ordinary shares	-	657
Short-term salary until deletion	-	22
	4,156	5,238

SCHEDULE OF KEY MANAGEMENT PERSONNEL

The totals of remuneration paid to Key Management Personnel and related parties during the years are as follows:

1. Transactions with related parties:	December 31, 2024	December 31, 2023
Share based payments	2,675	2,084
Short-term salary and fees	661	803
Revaluation of financial liabilities at fair value	344	1,204
Payments for legal services	337	287
Post-employment retirement benefits	98	98
Non-monetary benefits	41	49
Payment for Administrative services	-	34
Conversion of loan to ordinary shares	-	657
Short-term salary until deletion	-	22
	4,156	5,238